Financing receivables, net (Tables)	12 Months Ended
Dec. 31, 2019
Accounts receivable, net
Schedule of Gross Financing Receivables

Financing receivables consist of the following:

	December 31,
	2018	2019
	RMB	RMB

Financing receivables, gross
Micro-credit personal loans	734,108	194,517
Corporate loans	274,857	226,977
Total	1,008,965	421,494

Less: allowance for financing receivables	(15,829)	(186,770)

Financing receivables, net	993,136	234,724

Current portion	768,343	105,344
Non-current portion	224,793	129,380

Past Due Financing Receivables

	1-90 days	91-180 days	181-360 days	over 1 year	Total		Total financing
	past due	past due	past due	past due	past due	Current	receivables

December 31, 2018
Micro-credit personal loans	13,074	6,590	1,411	—	21,075	713,033	734,108
Corporate loans	—	—	—	—	—	274,857	274,857
	13,074	6,590	1,411	—	21,075	987,890	1,008,965

December 31, 2019
Micro-credit personal loans	29,109	26,192	36,999	20,183	112,483	82,034	194,517
Corporate loans	—	—	195,143	—	195,143	31,834	226,977
	29,109	26,192	232,142	20,183	307,626	113,868	421,494

Allowance for Credit Losses on Financing Receivables

Movement of allowance for financing receivables is as follows:

	For the year ended December 31,
	2018	2019
	RMB	RMB

Balance at the beginning of the year	—	(15,829)
Charge for the year	(15,829)	(170,941)

Balance at the end of the year	(15,829)	(186,770)